Nature of Operations and Liquidity (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash balance	$ 3,410,000
Working capital	3,270,000
Retained Earnings (Accumulated Deficit)	(6,123,934)	$ 313,323	$ (3,516,400)	$ (1,473,292)
Net income loss	2,600,000
Retained Earnings [Member]
Retained Earnings (Accumulated Deficit)	$ 6,100,000